Employee Benefit Plans (Funded Status) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at end of year	$ (3,400)	$ (3,162)	$ (3,500)
Fair value of assets at end of year	2,494	2,249	2,600
Funded status at end of year	(906)	(913)
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at end of year	(999)	(1,006)	(1,198)
Fair value of assets at end of year	141	132	$ 149
Funded status at end of year	$ (858)	$ (874)